Condensed Consolidating Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Financial Information

NOTE 13 — CONDENSED CONSOLIDATING FINANCIAL INFORMATION

The Operating Partnership’s senior notes were co-issued by MGP Finance Co-Issuer, Inc., a 100% owned finance subsidiary of the Operating Partnership. Obligations to pay principal and interest on the senior notes are currently guaranteed by all of the Operating Partnership’s subsidiaries, other than MGP Finance Co-Issuer, Inc., each of which is directly or indirectly 100% owned by the Operating Partnership. Such guarantees are full and unconditional, and joint and several and are subject to release in accordance with the events described below. Separate condensed financial information for the subsidiary guarantors as of September 30, 2017 and December 31, 2016 and for the three and nine months ended September 30, 2017 and September 30, 2016 are presented below.

The guarantee of a subsidiary guarantor will be automatically released upon (i) a sale or other disposition (including by way of consolidation or merger) of the subsidiary guarantor, or the capital stock of the subsidiary guarantor; (ii) the sale or disposition of all or substantially all of the assets of the subsidiary guarantor; (iii) the designation in accordance with the indenture of a subsidiary guarantor as an unrestricted subsidiary; (iv) at such time as such subsidiary guarantor is no longer a subsidiary guarantor or other obligor with respect to any credit facilities or capital markets indebtedness of the Operating Partnership; or (v) defeasance or discharge of the notes.

CONSOLIDATING BALANCE SHEET INFORMATION

	September 30, 2017
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$—	$—	$8,911,648	$—	$8,911,648
Cash and cash equivalents	1,138,801	—	—	—	1,138,801
Tenant and other receivables, net	475	—	5,629	—	6,104
Intercompany	387,115	—	—	(387,115)	—
Prepaid expenses and other assets	8,890	—	—	—	8,890
Investments in subsidiaries	8,381,136	—	—	(8,381,136)	—
Above market lease, asset	—	—	44,981	—	44,981

	$9,916,417	$—	$8,962,258	$(8,768,251)	$10,110,424

Debt, net	3,940,803	—	—	—	3,940,803
Due to MGM Resorts International and affiliates	—	—	524	—	524
Intercompany	—	—	387,115	(387,115)	—
Accounts payable, accrued expenses, and other liabilities	6,652	—	5,629	—	12,281
Above market lease, liability	—	—	47,291	—	47,291
Accrued interest	27,393	—	—	—	27,393
Distribution payable	101,222	—	—	—	101,222
Deferred revenue	—	—	115,195	—	115,195
Deferred income taxes, net	—	—	25,368	—	25,368

Total liabilities	4,076,070	—	581,122	(387,115)	4,270,077

General partner	—	—	—	—	—
Limited partners	5,840,347	—	8,381,136	(8,381,136)	5,840,347

Total partners’ capital	5,840,347	—	8,381,136	(8,381,136)	5,840,347

Total liabilities and partners’ capital	$9,916,417	$—	$8,962,258	$(8,768,251)	$10,110,424

CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$—	$—	$9,079,678	$—	$9,079,678
Cash and cash equivalents	360,492	—	—	—	360,492
Tenant and other receivables, net	2,059	—	7,444	—	9,503
Intercompany	880,823	—	—	(880,823)	—
Prepaid expenses and other assets	9,167	—	1,739	—	10,906
Investments in subsidiaries	8,100,942	—	—	(8,100,942)	—
Above market lease, asset	—	—	46,161	—	46,161

	$9,353,483	$—	$9,135,022	$(8,981,765)	$9,506,740

Debt, net	3,621,942	—	—	—	3,621,942
Due to MGM Resorts International and affiliates	—	—	166	—	166
Intercompany	—	—	880,823	(880,823)	—
Accounts payable, accrued expenses, and other liabilities	3,034	—	7,444	—	10,478
Above market lease, liability	—	—	47,957	—	47,957
Accrued interest	26,137	—	—	—	26,137
Distribution payable	94,109	—	—	—	94,109
Deferred revenue	—	—	72,322	—	72,322
Deferred income taxes, net	—	—	25,368	—	25,368

Total liabilities	3,745,222	—	1,034,080	(880,823)	3,898,479

General partner	—	—	—	—	—
Limited partners	5,608,261	—	8,100,942	(8,100,942)	5,608,261

Total partners’ capital	5,608,261	—	8,100,942	(8,100,942)	5,608,261

Total liabilities and partners’ capital	$9,353,483	$—	$9,135,022	$(8,981,765)	$9,506,740

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Three Months Ended September 30, 2017
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$163,178	$—	$163,178
Tenants reimbursements and other	—	—	19,620	—	19,620

	—	—	182,798	—	182,798

Expenses
Depreciation	—	—	68,662	—	68,662
Property transactions, net	—	—	1,662	—	1,662
Property taxes	—	—	18,983	—	18,983
Amortization of above market lease, net	—	—	172	—	172
Acquisition-related expenses	1,059	—	—	—	1,059
General and administrative	2,882	—	—	—	2,882

	3,941	—	89,479	—	93,420

Operating income (loss)	(3,941)	—	93,319	—	89,378
Equity in earnings of subsidiaries	91,831	—	—	(91,831)	—
Non-operating expense
Interest income	1,480	—	—	—	1,480
Interest expense	(45,544)	—	—	—	(45,544)
Other non-operating	(126)	—	—	—	(126)

	(44,190)	—	—	—	(44,190)

Income (loss) before income taxes	43,700	—	93,319	(91,831)	45,188
Provision for income taxes	—	—	(1,488)	—	(1,488)

Net income (loss)	$43,700	$—	$91,831	$(91,831)	$43,700

Other comprehensive income (loss)
Net income (loss)	43,700	—	91,831	(91,831)	43,700
Unrealized gain on cash flow hedges	1,754	—	—	—	1,754

Comprehensive income (loss)	$45,454	$—	$91,831	$(91,831)	$45,454

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Nine Months Ended September 30, 2017
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$489,532	$—	$489,532
Tenants reimbursements and other	—	—	61,621	—	61,621

	—	—	551,153	—	551,153

Expenses
Depreciation	—	—	190,573	—	190,573
Property transactions, net	—	—	19,104	—	19,104
Property taxes	—	—	60,112	—	60,112
Amortization of above market lease, net	—	—	515	—	515
Acquisition-related expenses	1,059	—	—	—	1,059
General and administrative	8,223	—	—	—	8,223

	9,282	—	270,304	—	279,586

Operating income (loss)	(9,282)	—	280,849	—	271,567
Equity in earnings of subsidiaries	276,946	—	—	(276,946)	—
Non-operating expense
Interest income	3,039	—	—	—	3,039
Interest expense	(134,998)	—	—	—	(134,998)
Other non-operating	(1,438)	—	—	—	(1,438)

	(133,397)	—	—	—	(133,397)

Income (loss) before income taxes	134,267	—	280,849	(276,946)	138,170
Provision for income taxes	—	—	(3,903)	—	(3,903)

Net income (loss)	$134,267	$—	$276,946	$(276,946)	$134,267

Other comprehensive income (loss)
Net income (loss)	134,267	—	276,946	(276,946)	134,267
Unrealized loss on cash flow hedges	(2,992)	—	—	—	(2,992)

Comprehensive income (loss)	$131,275	$—	$276,946	$(276,946)	$131,275

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Three Months Ended September 30, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$154,809	$—	$154,809
Tenants reimbursements and other	—	—	17,690	—	17,690

	—	—	172,499	—	172,499

Expenses
Depreciation	—	—	54,260	—	54,260
Property transactions, net	—	—	1,442	—	1,442
Property taxes	—	—	17,690	—	17,690
Property insurance	—	—	—	—	—
Amortization of above market lease, net	—	—	114	—	114
Acquisition-related expenses	9,500	—	—	—	9,500
General and administrative	2,701	—	—	—	2,701

	12,201	—	73,506	—	85,707

Operating income (loss)	(12,201)	—	98,993	—	86,792
Equity in earnings of subsidiaries	98,078	—	—	(98,078)	—
Non-operating expense
Interest expense	(42,839)	—	—	—	(42,839)
Other non-operating	(367)	—	—	—	(367)

	(43,206)	—	—	—	(43,206)

Income (loss) before income taxes	42,671	—	98,993	(98,078)	43,586
Provision for income taxes	—	—	(915)	—	(915)

Net income (loss)	$42,671	$—	$98,078	$(98,078)	$42,671

Other comprehensive income (loss)
Net income (loss)	42,671	—	98,078	(98,078)	42,671
Unrealized loss on cash flow hedges	—	—	—	—	—

Comprehensive income (loss)	$42,671	$—	$98,078	$(98,078)	$42,671

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Nine Months Ended September 30, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$256,062	$—	$256,062
Tenants reimbursements and other	—	—	27,340	—	27,340

	—	—	283,402	—	283,402

Expenses
Depreciation	—	—	158,860	—	158,860
Property transactions, net	—	—	2,651	—	2,651
Property taxes	—	—	44,231	—	44,231
Property insurance	—	—	2,943	—	2,943
Amortization of above market lease, net	—	—	114	—	114
Acquisition-related expenses	10,099	—	—	—	10,099
General and administrative	6,490	—	—	—	6,490

	16,589	—	208,799	—	225,388

Operating income (loss)	(16,589)	—	74,603	—	58,014
Equity in earnings of subsidiaries	73,688	—	—	(73,688)	—
Non-operating expense
Interest expense	(72,314)	—	—	—	(72,314)
Other non-operating	(439)	—	—	—	(439)

	(72,753)	—	—	—	(72,753)

Income (loss) before income taxes	(15,654)	—	74,603	(73,688)	(14,739)
Provision for income taxes	—	—	(915)	—	(915)

Net income (loss)	$(15,654)	$—	$73,688	$(73,688)	$(15,654)

Other comprehensive income (loss)
Net income (loss)	(15,654)	—	73,688	(73,688)	(15,654)
Unrealized loss on cash flow hedges	—	—	—	—	—

Comprehensive income (loss)	$(15,654)	$—	$73,688	$(73,688)	$(15,654)

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Nine Months Ended September 30, 2017
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(129,495)	$—	$493,350	$—	$363,855

Cash flows from investing activities
Net cash used in investing activities	—	—	—	—	—

Cash flows from financing activities
Proceeds from issuance of debt	350,000	—	—	—	350,000
Deferred financing costs	(5,381)	—	—	—	(5,381)
Repayment of bridge facilities	—	—	—	—	—
Repayment of debt principal	(33,500)	—	—	—	(33,500)
Proceeds from purchase of operating partnership units by MGP	387,548	—	—	—	387,548
Distributions paid	(284,213)	—	—	—	(284,213)
Cash received by Parent on behalf of Guarantor Subsidiaries	493,350	—	(493,350)	—	—

Net cash provided by (used in) financing activities	907,804	—	(493,350)	—	414,454

Cash and cash equivalents
Net increase for the period	778,309	—	—	—	778,309
Balance, beginning of period	360,492	—	—	—	360,492

Balance, end of period	$1,138,801	$—	$—	$—	$1,138,801

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Nine Months Ended September 30, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(243,412)	$—	$425,833	$—	$182,421

Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent	(138,987)	—	—	—	(138,987)

Net cash used in investing activities	(138,987)	—	—	—	(138,987)

Cash flows from financing activities
Proceeds from issuance of debt	3,700,000	—	—	—	3,700,000
Deferred financing costs	(76,120)	—	—	—	(76,120)
Repayment of bridge facilities	(4,544,850)	—	—	—	(4,544,850)
Repayment of debt principal	(16,750)	—	—	—	(16,750)
Proceeds from purchase of operating partnership units by MGP	1,132,468	—	—	—	1,132,468
Distributions paid	(56,720)	—	—	—	(56,720)
Cash received by Parent on behalf of Guarantor Subsidiaries	425,833	—	(425,833)	—	—
Net cash transfers from Parent	158,822	—	—	—	158,822

Net cash provided by (used in) financing activities	722,683	—	(425,833)	—	296,850

Cash and cash equivalents
Net increase for the period	340,284	—	—	—	340,284
Balance, beginning of period	—	—	—	—	—

Balance, end of period	$340,284	$—	$—	$—	$340,284

NOTE 15 — CONSOLIDATING FINANCIAL INFORMATION

The Operating Partnership’s senior notes were co-issued by the Operating Partnership and MGP Finance Co-Issuer, Inc., a 100% owned finance subsidiary of the Operating Partnership. Obligations to pay principal and interest on the senior notes are currently guaranteed by all of the Operating Partnership’s subsidiaries, other than MGP Finance Co-Issuer, Inc., each of which is directly or indirectly 100% owned by the Operating Partnership. Such guarantees are full and unconditional, and joint and several and are subject to release in accordance with the events described below. Separate condensed financial information for the subsidiary guarantors as of December 31, 2016 and for the year ended December 31, 2016 are presented below.

The guarantee of a subsidiary guarantor will be automatically released upon (i) a sale or other disposition (including by way of consolidation or merger) of the subsidiary guarantor, or the capital stock of the subsidiary guarantor; (ii) the sale or disposition of all or substantially all of the assets of the subsidiary guarantor; (iii) the designation in accordance with the indenture of a subsidiary guarantor as an unrestricted subsidiary; (iv) at such time as such subsidiary guarantor is no longer a subsidiary guarantor or other obligor with respect to any credit facilities or capital markets indebtedness of the Operating Partnership; or (v) defeasance or discharge of the notes.

Comparative information as of and for the years ended December 31, 2014 and 2015 is not presented because such dates and periods precede the date at which the Operating Partnership and its subsidiaries were formed. The financial information for all dates and periods preceding the formation of the Operating Partnership and its subsidiaries is solely attributable to the Predecessor, which following the IPO Date, has been combined retrospectively with the Operating Partnership and its subsidiaries for all periods, as discussed in Note 2. Consequently, consolidating financial information for periods preceding the formation of the Operating Partnership and its subsidiaries would be presented entirely within the guarantor column and would be the same as the Operating Partnership’s combined financial statements.

CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$—	$—	$9,079,678	$—	$9,079,678
Cash and cash equivalents	360,492	—	—	—	360,492
Tenant and other receivables, net	2,059	—	7,444	—	9,503
Intercompany	880,823	—	—	(880,823)	—
Prepaid expenses and other assets	9,167	—	1,739	—	10,906
Investments in subsidiaries	8,100,942	—	—	(8,100,942)	—
Above market lease, asset	—	—	46,161	—	46,161

	$9,353,483	$—	$9,135,022	$(8,981,765)	$9,506,740

Debt, net	3,621,942	—	—	—	3,621,942
Due to MGM Resorts International and affiliates	—	—	166	—	166
Intercompany	—	—	880,823	(880,823)	—
Accounts payable, accrued expenses, and other liabilities	3,034	—	7,444	—	10,478
Above market lease, liability	—	—	47,957	—	47,957
Accrued interest	26,137	—	—	—	26,137
Distribution payable	94,109	—	—	—	94,109
Deferred revenue	—	—	72,322	—	72,322
Deferred income taxes, net	—	—	25,368	—	25,368

Total liabilities	3,745,222	—	1,034,080	(880,823)	3,898,479

General partner	—	—	—	—	—
Limited partners	5,608,261	—	8,100,942	(8,100,942)	5,608,261

Total partners’ capital	5,608,261	—	8,100,942	(8,100,942)	5,608,261

Total liabilities and partners’ capital	$9,353,483	$—	$9,135,022	$(8,981,765)	$9,506,740

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$419,239	$—	$419,239
Tenants reimbursements and other	—	—	48,309	—	48,309

	—	—	467,548	—	467,548

Expenses
Depreciation	—	—	220,667	—	220,667
Property transactions, net	—	—	4,684	—	4,684
Property taxes	—	—	65,120	—	65,120
Property insurance	—	—	2,943	—	2,943
Amortization of above market lease, net	—	—	286	—	286
Acquisition-related expenses	10,178	—	—	—	10,178
General and administrative	9,896	—	—	—	9,896

	20,074	—	293,700	—	313,774

Operating income (loss)	(20,074)	—	173,848	—	153,774
Equity in earnings of subsidiaries	171,584	—	—	(171,584)	—
Non-operating expense
Interest income	774	—	—	—	774
Interest expense	(116,212)	—	—	—	(116,212)
Other non-operating	(726)	—	—	—	(726)

	(116,164)	—	—	—	(116,164)

Income (loss) before income taxes	35,346	—	173,848	(171,584)	37,610
Provision for income taxes	—	—	(2,264)	—	(2,264)

Net income (loss)	$35,346	$—	$171,584	$(171,584)	$35,346

Other comprehensive income (loss)
Net income (loss)	35,346	—	171,584	(171,584)	35,346
Unrealized gain on cash flow hedges	1,879	—	—	—	1,879

Comprehensive income (loss)	$37,225	$—	$171,584	$(171,584)	$37,225

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(99,884)	$—	$397,665	$—	$297,781

Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent	—	—	(138,987)	—	(138,987)

Net cash used in investing activities	—	—	(138,987)	—	(138,987)

Cash flows from financing activities
Proceeds from issuance of debt	3,700,000	—	—	—	3,700,000
Deferred financing costs	(77,163)	—	—	—	(77,163)
Repayment of bridge facilities	(4,544,850)	—	—	—	(4,544,850)
Repayment of debt principal	(16,750)	—	—	—	(16,750)
Proceeds from purchase of Operating Partnership units by MGP	1,132,468	—	—	—	1,132,468
Distributions paid	(150,829)	—	—	—	(150,829)
Cash received by Parent on behalf of Guarantor Subsidiaries	417,500	—	(417,500)	—	—
Net cash transfers from Parent	—	—	158,822	—	158,822

Net cash provided by financing activities	460,376	—	(258,678)	—	201,698

Cash and cash equivalents
Net increase for the period	360,492	—	—	—	360,492
Balance, beginning of period	—	—	—	—	—

Balance, end of period	$360,492	$—	$—	$—	$360,492